Other Investments (Narrative) (Details)	1 Months Ended			12 Months Ended
	Dec. 31, 2016 USD ($) unit	Nov. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2016 USD ($) property unit	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) lease_asset	Feb. 28, 2014 USD ($)
Schedule of Equity Method Investments [Line Items]
Contributions to other investments				$ 58,197,000	$ 11,531,000	$ 159,424,000
Noncontrolling interest, ownership percentage by parent	95.70%			95.70%
Number of properties acquired | property				2
Total assets	$ 2,803,411,000			$ 2,803,411,000	3,597,587,000
Distributions from other investments				92,482,000	119,854,000	61,031,000
Carrying value	214,406,000			214,406,000	254,172,000
Land development revenue				88,340,000	100,216,000	15,191,000
Land development cost of sales				62,007,000	67,382,000	12,840,000
Income from sales of real estate				105,296,000	93,816,000	89,943,000
Earnings (loss) from equity method investments				77,349,000	32,153,000	94,905,000
(Recovery of) provision for loan losses				(12,514,000)	36,567,000	(1,714,000)
Cost investments	1,400,000			1,400,000	1,500,000
Proceeds from sale of available-for-sale securities					7,400,000
Available-for-sale securities, realized gain					2,600,000
iStar Net Lease I LLC
Schedule of Equity Method Investments [Line Items]
Contributions to other investments				37,700,000
Distributions from other investments		$ 13,200,000	$ 61,200,000
iStar Net Lease I LLC | Net Lease
Schedule of Equity Method Investments [Line Items]
Debt instrument term		5 years	10 years
Debt instrument, face amount		$ 29,000,000.0	$ 120,000,000.0
iStar Net Lease I LLC | Net Lease
Schedule of Equity Method Investments [Line Items]
iStar's ownership percentage							51.90%
Partners' capital account, contributions (up to)							$ 500,000,000
Equity method investment, related party ownership percentage							0.60%
Equity method investment, related party promote fee percentage							50.00%
Equity method investment, partner ownership percentage							47.50%
Net proceeds from sales of real estate						$ 10,100,000
Noncontrolling interest, ownership percentage by parent						72.00%
Transfer mortgage payable						$ 26,000,000
Number of properties acquired | lease_asset						58
Acquisitions of real estate assets						$ 200,000,000
Total assets	$ 511,300,000			511,300,000	400,200,000
iStar Net Lease I LLC | Net Lease Asset One
Schedule of Equity Method Investments [Line Items]
Net proceeds from sales of real estate						93,700,000
iStar Net Lease I LLC | Other Income
Schedule of Equity Method Investments [Line Items]
Management fees revenue				$ 1,600,000	1,500,000	1,300,000
Marina Palms
Schedule of Equity Method Investments [Line Items]
iStar's ownership percentage	47.50%			47.50%
Number of units | unit	468			468
Marina Palms | Land
Schedule of Equity Method Investments [Line Items]
Total assets	$ 201,800,000			$ 201,800,000	278,500,000
Marine Palms, LLC, North Tower
Schedule of Equity Method Investments [Line Items]
Number of units for sale | unit	1			1
Number of units | unit	234			234
Marine Palms, LLC, South Tower
Schedule of Equity Method Investments [Line Items]
Number of units | unit	234			234
Percentage of units pre-sold				83.00%
Other real estate equity investments
Schedule of Equity Method Investments [Line Items]
Earnings (loss) from equity method investments				$ 11,600,000		32,900,000
Other real estate equity investments | Minimum
Schedule of Equity Method Investments [Line Items]
iStar's ownership percentage	20.00%			20.00%
Other real estate equity investments | Maximum
Schedule of Equity Method Investments [Line Items]
iStar's ownership percentage	85.00%			85.00%
Other real estate equity investments | Land
Schedule of Equity Method Investments [Line Items]
Carrying value	$ 49,600,000			$ 49,600,000	70,400,000
Other real estate equity investments | Operating Properties
Schedule of Equity Method Investments [Line Items]
Carrying value	$ 3,600,000			$ 3,600,000	$ 11,100,000
Newly Formed Unconsolidated Entity
Schedule of Equity Method Investments [Line Items]
iStar's ownership percentage	50.00%			50.00%
Income from sales of real estate				$ 8,800,000
RCC | Operating Properties
Schedule of Equity Method Investments [Line Items]
iStar's ownership percentage	50.00%			50.00%	50.00%
Contributions to other investments					$ 13,600,000
Distributions from other investments				$ 17,600,000	21,000,000
Sales price of real estate held for investment	$ 36,000,000				68,500,000
Proceeds from sale of other real estate, net of equity contribution	7,000,000				55,400,000
Income from sales of real estate	8,800,000				13,600,000
Loans commitment	27,000,000			27,000,000
Payments for funding under loan commitments	$ 23,000,000			23,000,000
Equity Method Investee Two
Schedule of Equity Method Investments [Line Items]
Earnings (loss) from equity method investments				$ 11,600,000		$ 23,400,000
Equity Method Investee Two | Land
Schedule of Equity Method Investments [Line Items]
iStar's ownership percentage	50.00%			50.00%		85.70%
Carrying value	$ 0			$ 0	6,300,000
Loans commitment	$ 45,700,000			45,700,000
Interest and fee income				$ 3,600,000	3,900,000	$ 600,000
Equity Method Investee Two | Land | Loans Receivable and Other Lending Investments, Net
Schedule of Equity Method Investments [Line Items]
Payments for funding under loan commitments					33,700,000
Real Estate Equity Investment Four | Land
Schedule of Equity Method Investments [Line Items]
iStar's ownership percentage	20.10%			20.10%		15.70%
Impairment				$ 3,600,000
Carrying value	$ 26,400,000			26,400,000	$ 24,000,000
(Recovery of) provision for loan losses						$ 2,800,000
Payments for investments				$ 1,900,000